Note 1 - Organization and Summary of significant accounting policies	12 Months Ended
Jul. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 1 - Organization and Summary of significant accounting policies

Note 1 - Organization and summary of significant accounting policies:

Following is a summary of our organization and significant accounting policies:

Organization and nature of business – VioSolar Inc. (formerly Sprout Development Inc., identified in these footnotes as “we” or the Company) was incorporated on July 19, 2004, under the laws of the Province of Alberta, Canada. On June 22, 2007, we filed Articles of Amendment in the Alberta Corporate Registry to effect a name change from Sprout Development Inc. to VioSolar Inc.

We operate pursuant to the laws of the Province of Alberta, Canada. Our registered agent is in Canada, however, we do not have any offices in Canada having established a place of business in Greece, in July 24, 2008 and registering our Company with the local government to undertake business in this jurisdiction. We use a July 31 fiscal year for financial reporting purposes.

The Company was incorporated with the intention of selling access to software that delivers a web enabled, collaborative approach to child custody communications for divorced parents to foster a non-confrontational environment. We were unsuccessful in implementing that business plan, and management determined to look for other business opportunities during the fiscal year ended July 31, 2007.

On March 14, 2007 Mr. Daryl Cozac, the President and a director and Mr. Jim Balsara, the Secretary, Treasurer and a director resigned as both officers and directors. Three new directors were appointed to fill the available vacancies and appointments to the offices of President and Secretary/Treasurer were also completed. Mr. Cozac, the controlling shareholder of our Company at March 14, 2007, sold a total of 139,900 Class A common shares of the Company to Neranion Holdings Ltd. for cash consideration of $104,940. The 139,900 Class A common shares represented 78% of our then total issued and outstanding shares. Subsequent to the year ended July 31, 2007, Neranion Holdings Ltd. gifted a total of 89,900 of the Class A common shares to 44 individuals leaving Neranion Holdings Ltd. with a total of 50,000 Class A common shares. On November 26, 2008, Neranion Holdings Ltd. sold 50,000 shares of the Company’s Class A common stock, representing 28% of the total issued and outstanding shares, to Rick Walchuk, a director and officer of the Company.

Concurrent with the change of control noted above, the succeeding board of directors undertook a review of business opportunities in the European Union and determined that there was a potential market for the development of solar parks. The Company’s current business plan is to become a global marketer of solar energy.

On July 23, 2009, the Company completed the purchase of 85 percent of the outstanding shares of Energeiaki E.P.E. of Tripoli, Greece (the “E.P.E”). Upon the acquisition of E.P.E by VioSolar, the Company issued an aggregate of 40,000 shares of common stock of VioSolar. As a result, Energeiaki E.P.E became a subsidiary of the Company at that point.

Energeiaki E.P.E. operated a photovoltaic solar company based in Tripoli, Greece with one photovoltaic solar park of 100kw in operation. Energeiaki had two other parks of 100kw each under construction and six other applications at various stages of government approval representing a total of 1.1 MW.

On July 31, 2010, the Company and the 15% shareholders of E.P.E. agreed to rescind the transaction completed on July 23, 2009 and the Company canceled the 40,000 shares of VioSolar issued to E.P.E. and returned its eighty-five percent equity interest to E.P.E.’s shareholders. Subsequent to the rescission E.P.E. was no longer a related party.

On October 1, 2010 the Company entered into a Memorandum of Understanding (the “MOU”) with Mr. Konstantntinos Papadias (“Papadias”), a resident of Tyros, Greece, whereunder Papadias agreed to make available a total of 150,000 square meters of land in the Municipality of Tyros, Greece for the implementation of a Photovoltaic Park.

Our plan is to become a global marketer of electricity generated from solar energy. The plan includes the construction, management, and operation of solar energy parks. Our plans are to pursue the establishment of solar energy parks within Greece, however while we have acquired land for development we have been unable to fund such development due to the state of the Greek economy. VioSolar Inc. is pursuing cutting edge technology in the research and development of new, more cost efficient and energy efficient solar modules.

On February 27, 2012, the Board of Directors authorized the Company to implement a reverse stock split (the “Reverse Split”) of the Company’s issued and outstanding shares of Common Stock at a ratio of 1:100 and to file all required documents to the requisite regulatory authorities to implement the Reverse Split. The action was amended to amend the record date on March 23, 2012 and again June 12, 2012 which the record date was set as June 25, 2012 and the effective date as June 27, 2012, subject to FINRA approval. The effect of this reverse split has been retroactively applied to the common stock balances at July 31, 2004, and reflected in all common stock activity presented in these financial statements since that time.

Principles of presentation - The accounting and reporting policies of the Company conform to U.S. generally accepted accounting principles applicable to development stage enterprises. The financial statements have been presented in U.S. dollars, which is our functional currency. Certain items in previous years have been reclassified to conform to the current year presentation.

Basis of consolidation – The Financial Statements include the consolidated accounts of VioSolar Inc. and its subsidiary for the year ended July 31, 2009. The disposal of the subsidiary was effective July 31, 2010. Accordingly, its operations are included in 2010 operations, but all assets and liabilities have been disposed of as at July 31, 2010.

Accounting for subsidiaries – A subsidiary is an entity controlled by the Company. Control is achieved where the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The results of the subsidiary acquired during the year ended July 31, 2009 are included in the income statement from the effective date of acquisition. Where necessary, adjustments are made to the financial statements of subsidiary to bring its accounting policies into line with those used by the Company. All intra-company transactions, balances, income and expenses are eliminated on consolidation. Minority interests in the net assets of the consolidated subsidiary are identified separately from the Company’s equity therein. Minority interests consist of the amount of those interests at the date of original business combination and the minority’s share of changes in equity since the date of the combination. Losses applicable to the minority in excess of the minority’s share of changes in equity are allocated against the interests of the Company except to the extent that the minority has a binding obligation and is able to make an additional investment to cover the losses. As stated elsewhere, the subsidiary was disposed of as of July 31, 2010.

Business combinations – All business combinations are accounted for under the purchase method. The cost of an acquisition is measured at the fair value of the assets given and liabilities incurred or assumed at the date of exchange plus costs directly attributable to the acquisition. Identifiable assets acquired and liabilities assumed in a business combination (including contingent liabilities) are measured initially at their fair values at the acquisition date, irrespective of the extent of any minority interest. The excess of the cost of acquisition over the fair value of the Company’s share of the identifiable net assets acquired is recorded as goodwill. At July 31, 2012 we had no recorded goodwill. The interest of minority shareholders in the acquisition is initially measured at the minority’s proportion of the net fair value of the assets, liabilities and contingent liabilities recognized.

Intangible assets – There were no intangible assets at July 31, 2012. Identifiable intangible assets are recognized when the Company controls the assets, it is probable that future economic benefits attributed to the asset will flow to the Company and the cost of the asset can be reliably measured.

Foreign currency translation – The financial statements are presented in US Dollars, which is the parent Company’s functional and presentation currency. Each entity determines its own functional currency and items including in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the balance sheet date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transactions dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated. For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than US Dollars are expressed in US Dollars using exchange rates prevailing on the balance sheet date. Income and expense items and cash flows are translated at the average exchange rates for the period and exchange differences arising are recognized directly in equity.

Revenue recognition – We follow FASB standards regarding revenue recognition, which generally require that revenue be recognized when the following conditions are met:

(1)	Amounts are realized or realizable (that is, they are converted or convertible into cash or claims to cash).

(2)	Amounts are earned (that is, the activities prerequisite to obtaining benefits have been completed).

Revenue from the sale of electricity is metered automatically onsite when delivered into the power grid, and is recorded and recognized at the contractual price on a monthly basis. Payment is made by DESMIE, the Greek utility, directly into an account at our bank, which is dedicated for use in repaying bank loans.

Revenue from consulting services rendered to other entities in connection with solar licensing is recorded at the time of invoicing, but is deferred until the invoice has been finally approved by the governmental agency. This process can take six months or more. Invoices are not finally paid until such approval is received. Under Greek law, invoices, when issued, must include VAT (value added tax), and the VAT must be paid to the government regardless of whether the invoice is ultimately collected. Therefore, only the portion of the invoice applicable to revenue is reflected in the accompanying balance sheet at Deferred Revenue, while the liability for VAT is reflected as a liability.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents - For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents. Cash and cash equivalents are measured at cost.

Property, plant and equipment – Property, plant and equipment is valued at cost less accumulated depreciation and impairment losses. If the costs of certain components of an item of property, plant and equipment are significant in relation to the total cost of the item, they are accounted for and depreciated separately. Depreciation expense is recognized using the straight-line method. Costs of construction of qualifying assets, i.e. assets that require a substantial period of time to be ready for its intended use, include capitalized interest, which is amortized over the estimated useful life of the related asset. The following useful lives are assumed:

Leasehold improvements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .…… 20 years

Technical machinery & equipment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3 - 5 years

Furniture & office equipment. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3 - 5 years

Operating Leases – Operating lease rentals are charged on a straight – line basis over the term of the lease.

Fair Values – We follow FASB ASC 820-10-20 regarding determination of Fair Values. Certain assets and liabilities may from time to time be required to be valued using the principles in the FASB pronouncement. Generally, they establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. This hierarchy consists of three broad levels:

(1)	Level 1 inputs consist of unadjusted quoted prices in active markets for identical assets and have the highest priority;

(2)	Level 2 inputs consist of observable inputs other than the quoted prices included in Level 1;

(3)	Level 3 inputs consist of unobservable inputs and have the lowest priority. We use appropriate valuation techniques based on the available inputs to measure the fair value of assets and liabilities when required.

The hierarchy only prioritizes the inputs, not the valuation techniques that are used. The inputs used in a given valuation may fall in different levels of the hierarchy. The level in the hierarchy in which the resulting fair value measurement falls is based on the lowest level input that is significant to the overall valuation, regardless of the valuation technique(s) used. Determining whether an input is significant is a judgmental matter requiring consideration of factors specific to the asset or liability.

The Company's financial instruments, including cash, accounts receivable, accounts payable, and loans are carried at cost, which approximates their fair value because of the short-term maturity of these instruments.

Taxes on income - Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with applicable Statements of Financial Accounting Standards regarding Accounting for Income Taxes. These standards require the use of the asset/liability method of accounting for income taxes. Deferred income tax expenses and benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company provides deferred taxes for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not.

Net income per share of common stock – We follow FASB Statements pertaining to Earnings per Share, which require presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. Because we experienced an operating loss during the period, the calculation of diluted earnings per share did not include stock options described in Note 11, below, as the calculation would have been anti-dilutive.

Reclassification - Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations. During the fiscal year ended July 31, 2011, the Company determined to consolidate certain line items on its statements of operations to one line item entitled “General and administrative expenses”.